Loan Guarantees	12 Months Ended
Mar. 31, 2019
Investments accounted for using equity method [abstract]
Loan Guarantees
36.	Loan Guarantees

The Group provides guarantees for the bank loans of its joint ventures and associates which would require the Group to repay the loan in the event of a default.

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Guarantees for the bank loans of joint ventures and associates	62,506	82,721